NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NET LOSS PER SHARE
NET LOSS PER SHARE

17.    NET LOSS PER SHARE

We use the two-class method to calculate net loss per share and apply the more dilutive of the two-class method, treasury stock method or if-converted method to calculate diluted net loss per share. No dividends were declared or paid for the nine months ended September 30, 2020 and 2019. Undistributed earnings for each period are allocated to participating securities, including the convertible preferred stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for the convertible preferred stock to share in losses, our basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The following table sets forth the computation of our basic and diluted net loss per share attributable to common shareholders for the nine months ended September 30, 2020 and 2019 (in thousands):

	For the Nine Months Ended September 30,
	2020	2019
Basic net loss per share:
Numerator:
Net Loss	$(198,968)	$(247,448)
Minus: Net income attributed to noncontrolling interests	—	1,847
Net loss attributable to common shareholders – basic	$(198,968)	$(249,295)
Denominator:
Weighted average shares outstanding – basic and diluted	53,110	48,786
Basic net loss per share	$(3.75)	$(5.11)
Diluted net loss per share:
Numerator:
Net Loss	$(198,968)	$(247,448)
Minus: Net income attributed to noncontrolling interests	—	1,847
Minus: Gain on liability-classified warrants	—	8,402
Net loss attributable to common shareholders – diluted	$(198,968)	$(257,697)
Denominator:
Weighted average shares outstanding – basic and diluted	53,110	48,786
Diluted net loss per share	$(3.75)	$(5.28)

There were no preferred dividends declared or accumulated for the period. In determining weighted average shares outstanding for the nine months ended September 30, 2020 for both basic and diluted EPS, the Company included the shares underlying the Issuer Stock Rights issued in extinguishment of the Company’s convertible notes as discussed in Note 7 — Credit facilities and long-term debt, as the shares are issuable with no cash consideration. In determining diluted EPS for the nine months ended September 30, 2019, the Company adjusted the numerator for fair value adjustments related to its Series D Preferred Warrants; however, the exercise of the warrants results in additional participating securities being issued and the Company assumed such participating securities did not convert into additional common stock as that is the most dilutive settlement assumption.

The Company has presented the Series E Warrants issued-to-date under the Warrant Commitment in the table below. Refer to Note 14 — Warrants for further information on the Warrant Commitment and Series E Warrants. The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	For the Nine Months Ended September 30,
	2020	2019
Common Stock Warrants	2,084	2,081
Series D Preferred Stock Warrants	300	—
Series E Preferred Stock Warrants	225	75
RSUs	19,662	8,736
Options	18,725	22,760
Unvested Shares from Early Exercise	46	220
Restricted Shares	1,520	2,288
Redeemable convertible preferred stock	194,384	189,064
Total anti-dilutive securities	236,946	225,224

18.NET LOSS PER SHARE

We use the two-class method to calculate basic net loss per share and apply the more dilutive of the two-class method, treasury stock method or if-converted method to calculate diluted net loss per share. No dividends were declared or paid for the years ended December 31, 2019, 2018 or 2017. Undistributed earnings for each period are allocated to participating securities, including the Preferred Stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for the Preferred Stock to share in losses, our basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The following table sets forth the computation of our basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Basic net loss per share:
Numerator:
Net loss	$(339,170)	$(239,929)	$(84,767)
Minus: Deemed dividend	—	$7,224	—
Minus: Net income attributable to noncontrolling interests	$1,847	$1,362	$62
Net loss attributable to common shareholders – basic	$(341,017)	$(248,515)	$(84,829)
Denominator:
Weighted average shares outstanding – basic and diluted	49,444	48,570	39,930
Basic and diluted net loss per share	$(6.90)	$(5.12)	$(2.12)
Diluted net loss per share:
Numerator:
Net loss	$(339,170)	$(239,929)	$(84,767)
Minus: Deemed dividend	—	$7,224	—
Minus: Net income attributable to noncontrolling interests	$1,847	$1,362	$62
Minus: Gain on liability-classified warrants	$8,132	—	—
Net loss attributable to common shareholders – diluted	$(349,149)	$(248,515)	$(84,829)
Denominator:
Weighted average shares outstanding – basic and diluted	49,444	48,570	39,930
Basic and diluted net loss per share – diluted	$(7.06)	$(5.12)	$(2.12)

There were no preferred dividends declared or accumulated for the period. In determining diluted EPS, the Company adjusted the numerator for fair value adjustments related to its Series D Preferred Warrants; however, the exercise of the warrants results in additional participating securities being issued and the Company assumed such participating securities did not convert into additional common stock as that is the most dilutive settlement assumption.

The Company has presented the Series E Warrants issued-to-date under the Warrant Commitment in the table below. Refer to Note 15 — Warrants for further information on the Warrant Commitment and Series E Warrants. During 2019, the Company issued Convertible Notes for a total of $178.2 million in proceeds. Refer to Note 7 — Credit Facilities and Long-Term Debt for the terms for the Convertible Notes. Additionally, the following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Common Stock Warrants	2,084	2,081	853
Series D Preferred Stock Warrants	300	5,620	—
Series E Preferred Stock Warrants	75	—	—
RSUs	14,070	564	—
Options	22,633	27,243	24,897
Unvested Shares from Early Exercise	116	693	1,611
Restricted Shares	2,281	1,851	997
Redeemable convertible preferred stock	194,384	167,841	92,417
Total anti-dilutive securities	235,943	205,893	120,775